Document And Entity Information	May 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2024
Entity Registrant Name	BROAD STREET REALTY, INC.
Entity Central Index Key	0000764897
Entity Emerging Growth Company	false
Entity File Number	001-09043
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3361229
Entity Address, Address Line One	11911 Freedom Drive, Suite 450
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	301
Local Phone Number	828-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE